Income Taxes - Schedule of Effective Income Taxes Rate (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax provision (benefit) at Federal statutory rate	(34.00%)	(34.00%)	(34.00%)	(34.00%)
Accrued compensation			(0.54%)	1.19%
Accrued interest expense			(1.31%)	0.34%
Stock based compensation			23.34%	0.08%
Depreciation and amortization			(0.08%)	(0.21%)
Other			0.10%	0.05%
Change in valuation allowance			12.49%	32.55%
Effective tax rate			0.00%	0.00%